Stock Options (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Options
Maximum shares authorized		412,375
Contractual term	20 years	20 years
Minimum
Stock Options
Vesting period	1 year	1 year
Maximum
Stock Options
Vesting period	3 years	3 years